                        --------------------------------

                        Semiannual Report April 30, 1999

                        --------------------------------

                                   OPPENHEIMER
                                   Disciplined
                                   Value Fund

                                   [GRAPHIC]

                                     [LOGO]

                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

Contents

 3 President's Letter

 5 An Interview with Your Fund's Managers

10 Financial Statements

30 Officers and Directors

32 Information and Services

Report highlights
--------------------------------------------------------------------------------

o The Fund's performance was hurt by concerns regarding slowing global economic growth.

o Despite a difficult environment for value investing, the Fund benefited from investments in technology, financial companies, diversified manufacturers and retailers.

o As valuations rose, we trimmed our holdings in technology stocks, thereby avoiding losses that occurred in this sector later in the period.

Cumulative Total Returns
For the 6-Month Period
Ended 4/30/99

Class A

Without                  With
Sales Chg.(1)            Sales Chg.(2)
-----------------------------------------
12.06%                   5.61%
-----------------------------------------

Class B

Without                  With
Sales Chg.(1)            Sales Chg.(2)
-----------------------------------------
11.63%                   6.63%
-----------------------------------------

Class C

Without                  With
Sales Chg.(1)            Sales Chg.(2)
-----------------------------------------
11.66%                   10.66%
-----------------------------------------

Class Y

Without                  With
Sales Chg.(1)            Sales Chg.(2)
-----------------------------------------
12.22%                   12.22%
-----------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com. Prior to March 1, 1996, the Fund had a different investment advisor. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc., the current advisor.

1. Includes changes in net asset value per share without deducting any sales charges.

2. Class A return includes the current maximum initial sales charge of 5.75%. Class B return includes the applicable contingent deferred sales charge of 5%. Class C return includes the applicable contingent deferred sales charge of 1%. Class Y shares are available only to certain institutional investors under special agreement with the Distributor. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is in the Fund's prospectus.


2  Oppenheimer Disciplined Value Fund

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer
Disciplined Value Fund

Dear shareholder,
--------------------------------------------------------------------------------

According to popular belief, the last six months have been particularly favorable for the financial markets.

      The truth of the matter is that it's been a long, uphill struggle for the diversified investor. That's because the stock market's dramatic rise reflects the performance of the Dow Jones Industrial Average, which has been fueled by only a small number of large-capitalization growth stocks and technology companies. In the bond market this year, while many corporate and foreign bonds have provided relatively attractive returns, the first quarter of 1999 was the worst quarter in history for U.S. Treasury securities.(1)

      Recently, though, signs of change have been emerging that confirm the importance of a well-diversified portfolio. While investors focusing on large-cap growth and technology stocks may have achieved superior short-term returns, they may have also dramatically increased their exposure to potential risks. If recent economic and market trends persist, previously out-of-favor stocks may continue to rise.

     Specifically, U.S. economic growth has continued to surpass most analysts' expectations and the breadth of the market's positive performance has begun to widen. This has raised concerns that inflationary pressures may re-emerge. In fact, the Federal Reserve Board recently indicated its readiness to raise short-term interest rates as an inflation-fighting measure. Looking outside of the United States, many foreign economies also appear to be on the mend. The impact of these changes, as it applies to your fund, is discussed more fully inside by your portfolio manager.

                                                                  (over, please)

1. Foreign investing entails higher expenses and risks, such as foreign currency fluctuations, economic and political instability, and differences in accounting standards.


3  Oppenheimer Disciplined Value Fund

You may also have wondered about the impact of the Year 2000 problem on your investments. While we cannot predict the final outcome, we are pleased that many companies and governments appear to be making progress toward avoiding a major disruption. For our part, OppenheimerFunds is in the advanced stages of our Y2K project, and we have successfully participated in industry-wide tests.

      Meanwhile, we intend to maintain the disciplined investment approach that has been helping Oppenheimer funds shareholders for more than 40 years as they pursue their financial goals. Our longstanding experience has taught us that while investment fads come and go, prudent diversification remains key to successful investing. In fact, it is an essential part of what makes OppenheimerFunds The Right Way to Invest.

Sincerely,


/s/ Bridget A. Macaskill

Bridget A. Macaskill
May 21, 1999


4  Oppenheimer Disciplined Value Fund

[PHOTO]

Portfolio Management
Team (l to r)
Kenneth White
Peter Antos
Michael Strathearn

An interview with your Fund's managers
--------------------------------------------------------------------------------

How did Oppenheimer Disciplined Value Fund perform during the last six months?

The six-month period that ended April 30, 1999, saw the continuation of the trend favoring large growth stocks over undervalued companies in which the Fund invests. While we are disappointed with the Fund's performance during much of the period, we have recently begun to see undervalued stocks reward investors for their perseverance.

Why has this been such a difficult period for value investing?

Historically, value stocks have proven to be bargains over the long term. However, they tend to underperform the market during times of slower corporate earnings growth and rising investor concerns regarding the economic future. At such times, investors seek the safety of the largest and most visible companies. Since the crisis in Asian markets began more than two years ago, slowing growth and rising economic uncertainty have been the market norms. Corporate growth has slowed in part because multinational corporations can sell fewer products in depressed Asian markets. Uncertainty has risen because investors fear the spread of Asian economic problems to other emerging markets.

Indeed, emerging markets outside of Asia have been affected. In August 1998, Russia devalued its currency and defaulted on its foreign debt payments, leading to a brief but sharp decline in U.S. stocks. The equities market recovered substantially from mid-October through the end of 1998 as investor confidence returned.


5  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

"Investors have shown renewed interest in value stocks, which in some instances outperformed formerly high-flying growth stocks..."

An interview with your Fund's managers
--------------------------------------------------------------------------------

However, when Latin America's largest economy, Brazil, devalued its currency in January 1999, new fears arose of the potential of a global slowdown. Consequently, the performance of the overall market--and value-oriented stocks in particular--once again suffered.

How did you manage the Fund in light of these conditions?

We believe we positioned the Fund to perform as strongly as possible during a difficult time for value investing. Specifically, we took advantage of the declines in technology and biotechnology stocks during the summer of 1998, adding to our holdings of companies like IBM Corp., that met our criteria for attractive valuations and potential for improved performance. Many of these stocks performed well during the market recovery in November and December 1998. In January 1999, we reduced our technology holdings, thereby limiting the Fund's exposure to the sector's losses during the first few months of the new year.

      Financial companies proved to be reasonably good performers for the Fund during the period as well. As was the case with technology, we added to our holding of American International Group Inc. during the market decline of mid-1998. However, unlike technology, we continued to add to our holdings during the winter of 1998, and did not trim our exposure to these stocks in early 1999. Instead, we held these companies because they not only met our value criteria but also exhibited strong earnings growth. As such, we believed they were likely to benefit from prevailing market trends favoring large, growth-oriented businesses. In fact, they proved to be among the Fund's better performers throughout the period.


6  Oppenheimer Disciplined Value Fund

Avg Annual Total Returns

For the Periods Ended 3/31/99(1)

Class A

1 year      5 year      10 year
---------------------------------
-9.04%      15.28%      15.27%
---------------------------------

Class B
                        Since
1 year      5 year      Inception
---------------------------------
-8.79%      N/A         14.52%
---------------------------------

Class C
                        Since
1 year      5 year      Inception
---------------------------------
-5.11%      N/A         13.47%
---------------------------------

Class Y
                        Since
1 year      5 year      Inception
---------------------------------
-3.11%      N/A         14.39%
---------------------------------

Did any other investments or sectors benefit the Fund?

Our largest single investment during the period was in United Technologies Corp., a diversified, multinational conglomerate that includes such brand names as Pratt & Whitney jet engines, Otis elevators and Carrier air conditioners. Based on the company's high-quality management and strong brand-name recognition, we purchased the stock in autumn 1998 at an exceptionally attractive price. Since then, management has cut costs intensively and the stock has performed well.

      During the period, we also added a few names in retailing that benefited from strong consumer spending. Other retailers in the Fund's portfolio include a number of discount stores that are doing well by delivering exceptional value to consumers.

What is your outlook for the future in light of today's market conditions?

Historically, we have found that buying stocks with low price-earnings ratios--the value approach--creates a portfolio that can outperform the stock market as a whole over the long term. We remain committed to value investing, and continually refine our approach in seeking out-of-favor companies that have the potential to become in favor again. We believe such companies are likely to add value over time.

1. Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first publicly offered on 9/16/85. The Fund's maximum sales charge for Class A shares was lower prior to 3/18/96, so actual performance may have been higher. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception on 10/2/95). Class C returns for the one-year period include the contingent deferred sales charge of 1%. Class C shares have an inception date of 5/1/96. Class Y shares were first publicly offered on 12/16/96 and are not available for sale to individual shareholders. Class B and C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the different performance calculations is contained in the Fund's prospectus.


7  Oppenheimer Disciplined Value Fund

Asset Allocation(2)

Percentage of invested assets

[GRAPHIC]

Stocks                   96.0%

Cash equivalents          4.0

An interview with your Fund's managers
--------------------------------------------------------------------------------

The global economy has recently shown signs of approaching a turning point. Asian markets have begun to exhibit early signs of recovery. Investors have shown renewed interest in value stocks, which in some instances outperformed formerly high-flying growth stocks during the last few weeks of the period. It is impossible to predict if such trends will continue, but we believe that our disciplined strategy continues to offer investors the potential to benefit from overlooked, undervalued investment opportunities. That's why Oppenheimer Disciplined Value Fund remains part of The Right Way to Invest.

Top 10 Stock Holdings(2)
--------------------------------------------------------------------------------
AT&T Corp.                                                                  2.7%
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.6
--------------------------------------------------------------------------------
IBM Corp.                                                                   2.5
--------------------------------------------------------------------------------
Exxon Corp.                                                                 2.4
--------------------------------------------------------------------------------
Maytag Corp.                                                                2.3
--------------------------------------------------------------------------------
Cigna Corp.                                                                 2.1
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                   2.1
--------------------------------------------------------------------------------
Bell Atlantic Corp.                                                         2.0
--------------------------------------------------------------------------------
Tandy Corp.                                                                 2.0
--------------------------------------------------------------------------------
Textron, Inc.                                                               1.9
--------------------------------------------------------------------------------

Top 5 Sectors(2)
--------------------------------------------------------------------------------
Financial                                                                  19.3%
--------------------------------------------------------------------------------
Consumer Cyclicals                                                         12.7
--------------------------------------------------------------------------------
Consumer Staples                                                           12.2
--------------------------------------------------------------------------------
Capital Goods                                                              11.3
--------------------------------------------------------------------------------
Communication Services                                                      9.3
--------------------------------------------------------------------------------

2. Portfolio is subject to change. Percentages are as of April 30, 1999, and are based on total market value of investments.


8  Oppenheimer Disciplined Value Fund

Financials
--------------------------------------------------------------------------------


9  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
================================================================================
Common Stocks--96.3%
--------------------------------------------------------------------------------
Basic Materials--1.6%
--------------------------------------------------------------------------------
Chemicals--1.6%
Dow Chemical Co.                                          22,600    $  2,964,837
--------------------------------------------------------------------------------
Rohm & Haas Co.                                          100,100       4,485,731
--------------------------------------------------------------------------------
Solutia, Inc.                                             55,500       1,352,812
--------------------------------------------------------------------------------
Vulcan Materials Co.                                      50,800       2,425,700
                                                                    ------------
                                                                      11,229,080

--------------------------------------------------------------------------------
Capital Goods--10.8%
--------------------------------------------------------------------------------
Aerospace/Defense--1.8%
General Dynamics Corp.                                   177,600      12,476,400
--------------------------------------------------------------------------------
Industrial Services--1.5%
Viad Corp.                                               315,000      10,414,687
--------------------------------------------------------------------------------
Manufacturing--7.5%
Briggs & Stratton Corp.                                   62,900       4,147,469
--------------------------------------------------------------------------------
Ingersoll-Rand Co.                                       136,450       9,440,634
--------------------------------------------------------------------------------
ITT Industries, Inc.                                      84,300       3,034,800
--------------------------------------------------------------------------------
Textron, Inc.                                            142,600      13,137,025
--------------------------------------------------------------------------------
Tyco International Ltd.                                   44,400       3,607,500
--------------------------------------------------------------------------------
United Technologies Corp.                                125,200      18,138,350
                                                                    ------------
                                                                      51,505,778

--------------------------------------------------------------------------------
Communication Services--9.3%
--------------------------------------------------------------------------------
Telecommunications/Long Distance--5.3%
ALLTELL Corp.                                            166,500      11,228,344
--------------------------------------------------------------------------------
AT&T Corp.                                               367,500      18,558,750
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                  68,200       6,994,762
                                                                    ------------
                                                                      36,781,856

--------------------------------------------------------------------------------
Telephone Utilities--4.0%
Ameritech Corp.                                          110,400       7,555,500
--------------------------------------------------------------------------------
Bell Atlantic Corp.                                      242,028      13,946,863
--------------------------------------------------------------------------------
Century Telephone Enterprises, Inc.                      140,850       5,669,212
                                                                    ------------
                                                                      27,171,575


                     10  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Consumer Cyclicals--13.2%
--------------------------------------------------------------------------------
Autos & Housing--4.5%
Federal-Mogul Corp.                                       80,800    $  3,545,100
--------------------------------------------------------------------------------
Ford Motor Co.                                            65,800       4,207,087
--------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                           20,700       1,279,519
--------------------------------------------------------------------------------
Maytag Corp.                                             234,000      15,999,750
--------------------------------------------------------------------------------
USG Corp.                                                106,200       6,199,425
                                                                    ------------
                                                                      31,230,881

--------------------------------------------------------------------------------
Consumer Services--0.9%
Hertz Corp., Cl. A                                       100,100       5,974,719
--------------------------------------------------------------------------------
Leisure & Entertainment--0.2%
Hasbro, Inc.                                              41,100       1,402,537
--------------------------------------------------------------------------------
Media--0.7%
Gannett Co., Inc.                                         68,000       4,815,250
--------------------------------------------------------------------------------
Retail: General--3.6%
Dayton Hudson Corp.                                       24,900       1,676,081
--------------------------------------------------------------------------------
Dollar General Corp.                                     191,400       6,710,962
--------------------------------------------------------------------------------
Federated Department Stores, Inc.(1)                      67,700       3,160,744
--------------------------------------------------------------------------------
May Department Stores Co.                                 76,400       3,041,675
--------------------------------------------------------------------------------
Nordstrom, Inc.                                           80,100       2,818,519
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                      156,700       7,208,200
                                                                    ------------
                                                                      24,616,181

--------------------------------------------------------------------------------
Retail: Specialty--2.0%
Tandy Corp.                                              191,500      13,871,781
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.3%
Gucci Group NV                                            33,000       2,489,437
--------------------------------------------------------------------------------
Shaw Industries, Inc.(1)                                 155,600       2,820,250
--------------------------------------------------------------------------------
VF Corp.                                                  69,300       3,568,950
                                                                    ------------
                                                                       8,878,637

--------------------------------------------------------------------------------
Consumer Staples--12.3%
--------------------------------------------------------------------------------
Beverages--2.1%
Anheuser-Busch Cos., Inc.                                195,800      14,317,875
--------------------------------------------------------------------------------
Entertainment--0.2%
Brinker International, Inc.(1)                            44,100       1,218,262
--------------------------------------------------------------------------------
Food--2.7%
General Mills, Inc.                                      105,000       7,678,125
--------------------------------------------------------------------------------
H.J. Heinz Co.                                            67,000       3,128,062
--------------------------------------------------------------------------------
Hormel Foods Corp.                                        67,400       2,476,950
--------------------------------------------------------------------------------
IBP,  Inc.                                               259,100       5,246,775
                                                                    ------------
                                                                      18,529,912


                     11  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                      Shares        See Note 1
--------------------------------------------------------------------------------
Food & Drug Retailers--3.3%
Albertson's, Inc.                                      206,200      $ 10,619,300
--------------------------------------------------------------------------------
Kroger Co.(1)                                          145,600         7,907,900
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                        71,500         3,856,531
                                                                    ------------
                                                                      22,383,731

--------------------------------------------------------------------------------
Household Goods--4.0%
Dial Corp. (The)                                       205,400         6,983,600
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                   134,600         8,252,663
--------------------------------------------------------------------------------
Premark International, Inc.                            342,700        12,615,644
                                                                    ------------
                                                                      27,851,907

--------------------------------------------------------------------------------
Energy--4.8%
--------------------------------------------------------------------------------
Energy Services--0.2%
NICOR, Inc.                                             37,500         1,364,063
--------------------------------------------------------------------------------
Oil: Domestic--3.3%
Exxon Corp.                                            197,800        16,429,763
--------------------------------------------------------------------------------
Mobil Corp.                                             37,900         3,970,025
--------------------------------------------------------------------------------
Sunoco, Inc.                                            55,100         1,969,825
                                                                    ------------
                                                                      22,369,613

--------------------------------------------------------------------------------
Oil: International--1.3%
BP Amoco plc, ADR                                       63,500         7,187,406
--------------------------------------------------------------------------------
Total SA, Sponsored ADR                                 27,000         1,836,000
                                                                    ------------
                                                                       9,023,406

--------------------------------------------------------------------------------
Financial--19.3%
--------------------------------------------------------------------------------
Banks--4.5%
Bank One Corp.                                          75,300         4,442,700
--------------------------------------------------------------------------------
Chase Manhattan Corp.                                   92,400         7,646,100
--------------------------------------------------------------------------------
J.P. Morgan & Co., Inc.                                 44,000         5,929,000
--------------------------------------------------------------------------------
Old Kent Financial Corp.                                44,000         2,079,000
--------------------------------------------------------------------------------
UnionBanCal Corp.                                      112,200         3,828,825
--------------------------------------------------------------------------------
Wachovia Corp.                                          80,900         7,109,088
                                                                    ------------
                                                                      31,034,713

--------------------------------------------------------------------------------
Diversified Financial--3.3%
Citigroup, Inc.                                        143,300        10,783,325
--------------------------------------------------------------------------------
Fannie Mae                                             126,000         8,938,125
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                        32,700         3,243,431
                                                                    ------------
                                                                      22,964,881


                     12  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Insurance--11.5%
Allstate Corp.                                            256,600   $  9,333,825
--------------------------------------------------------------------------------
American General Corp.                                    102,900      7,614,600
--------------------------------------------------------------------------------
American International Group, Inc.                        108,700     12,765,456
--------------------------------------------------------------------------------
Cigna Corp.                                               167,600     14,612,625
--------------------------------------------------------------------------------
Equitable Cos., Inc.                                       83,900      5,647,519
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                    88,100      5,192,394
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                      84,300      5,679,713
--------------------------------------------------------------------------------
Lincoln National Corp.                                     37,200      3,573,525
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                               103,900      7,954,844
--------------------------------------------------------------------------------
Old Republic International Corp.                           66,300      1,296,994
--------------------------------------------------------------------------------
Travelers Property Casualty Corp., Cl. A                  150,200      5,181,900
                                                                    ------------
                                                                      78,853,395

--------------------------------------------------------------------------------
Healthcare--5.6%
--------------------------------------------------------------------------------
Healthcare/Drugs--2.4%
Abbott Laboratories                                       117,900      5,710,781
--------------------------------------------------------------------------------
Amgen, Inc.(1)                                            105,000      6,450,938
--------------------------------------------------------------------------------
Pharmacia & Upjohn, Inc.                                   74,400      4,166,400
                                                                    ------------
                                                                      16,328,119

--------------------------------------------------------------------------------
Healthcare/Supplies & Services--3.2%
Bard (C.R.), Inc.                                         250,600     12,279,400
--------------------------------------------------------------------------------
Beckman Coulter, Inc.                                      77,300      3,724,894
--------------------------------------------------------------------------------
Total Renal Care Holdings, Inc.(1)                        186,200      2,583,525
--------------------------------------------------------------------------------
WellPoint Health Networks, Inc.(1)                         47,100      3,308,775
                                                                    ------------
                                                                      21,896,594

--------------------------------------------------------------------------------
Technology--9.1%
--------------------------------------------------------------------------------
Computer Hardware--6.8%
Apple Computer, Inc.(1)                                   235,400     10,828,400
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                       142,100     11,208,138
--------------------------------------------------------------------------------
International Business Machines Corp.                      81,700     17,090,619
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)                42,800      5,285,800
--------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                                92,500      2,578,438
                                                                    ------------
                                                                      46,991,395

--------------------------------------------------------------------------------
Computer Services--0.9%
First Data Corp.                                          143,300      6,081,294
--------------------------------------------------------------------------------
Electronics--0.3%
Atmel Corp.(1)                                            123,500      2,253,875
--------------------------------------------------------------------------------
Photography--1.1%
Xerox Corp.                                               125,300      7,361,375


                     13  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                    Market Value
                                                         Shares     See Note 1
--------------------------------------------------------------------------------
Transportation--2.9%
--------------------------------------------------------------------------------
Air Transportation--1.8%
Continental Airlines, Inc., Cl. B(1)                      112,800   $  4,871,550
--------------------------------------------------------------------------------
Delta Air Lines, Inc.                                     120,700      7,656,906
                                                                    ------------
                                                                      12,528,456

--------------------------------------------------------------------------------
Railroads & Truckers--1.1%
Burlington Northern Santa Fe Corp.                         99,900      3,658,838
--------------------------------------------------------------------------------
Union Pacific Corp.                                        66,600      3,996,000
                                                                    ------------
                                                                       7,654,838

--------------------------------------------------------------------------------
Utilities--7.4%
--------------------------------------------------------------------------------
Electric Utilities--7.1%
FPL Group, Inc.                                            91,300      5,147,038
--------------------------------------------------------------------------------
Montana Power Co.                                         124,300      9,268,119
--------------------------------------------------------------------------------
Peco Energy Co.                                           250,800     11,897,325
--------------------------------------------------------------------------------
PG&E Corp.                                                214,000      6,647,375
--------------------------------------------------------------------------------
Potomac Electric Power Co.                                 69,400      2,029,950
--------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                      95,000      3,800,000
--------------------------------------------------------------------------------
Reliant Energy, Inc.                                      221,700      6,276,881
--------------------------------------------------------------------------------
Texas Utilities Co.                                        85,800      3,410,550
                                                                    ------------
                                                                      48,477,238

--------------------------------------------------------------------------------
Gas Utilities--0.3%
El Paso Energy Corp.                                       54,100      1,988,175
                                                                    ------------
Total Common Stocks (Cost $564,641,764)                              661,842,479

                                                           Units
================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/07(2)                  100         28,412
--------------------------------------------------------------------------------
Dairy Mart Convenience Stores, Inc. Wts., Exp. 12/01(2)       333            107
--------------------------------------------------------------------------------
Intermedia Communications, Inc. Wts., Exp. 6/00(2)             50          6,068
--------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/06(2)         500          8,583
--------------------------------------------------------------------------------
Price Communications Corp. Wts., Exp. 8/07(2)                 344         18,920
--------------------------------------------------------------------------------
Signature Brands, Inc. Wts., Exp. 8/02(2)                      50          1,006
                                                                    ------------
Total Rights, Warrants and Certificates (Cost $7,533)                     63,096


                     14  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                           Face            Market Value
                                                                           Amount          See Note 1
========================================================================================================
Non-Convertible Corporate Bonds and Notes--0.0%
--------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 10.875% Sr. Nts., 5/15/99 (Cost $64,074)     $    60,000     $      60,150

========================================================================================================
Convertible Corporate Bonds and Notes--0.0%
--------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 12% Cv. Sr. Sub. Nts., 2/15/01
(Cost $46,270)(3)                                                               50,000                --

========================================================================================================
Repurchase Agreements--4.0%
--------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.86%, dated
4/30/99, to be repurchased at $27,411,097 on 5/3/99, collateralized by U.S. Treasury Bonds, 6.375%-8.875%, 8/15/17-8/15/27, with a value of $12,417,577, U.S. Treasury Nts., 6.25%-7%, 4/30/02-7/15/06,
with a value of $9,025,431, and U.S. Treasury Bills, 7/29/99-4/27/00,
with a value of $6,522,323 (Cost $27,400,000)                               27,400,000        27,400,000

--------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $592,159,641)                                  100.3%      689,365,725
--------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (0.3)       (2,032,038)
                                                                           -----------     -------------
Net Assets                                                                       100.0%    $ 687,333,687
                                                                           ===========     =============

1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.
3. Non-income producing--issuer is in default.

See accompanying Notes to Financial Statements.


                     15  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

================================================================================
Assets
Investments, at value (cost $592,159,641)--see accompanying
  statement                                                         $689,365,725
--------------------------------------------------------------------------------
Cash                                                                      73,225
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                      13,276,526
Interest and dividends                                                   614,848
Shares of capital stock sold                                             420,435
Other                                                                      9,060
                                                                    ------------
Total assets                                                         703,759,819

================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                 14,739,019
Shares of capital stock redeemed                                       1,196,512
Transfer and shareholder servicing agent fees                            174,813
Distribution and service plan fees                                       124,923
Shareholder reports                                                       93,213
Directors' compensation--Note 1                                           90,941
Custodian fees                                                             6,711
                                                                    ------------
Total liabilities                                                     16,426,132

================================================================================
Net Assets                                                          $687,333,687
                                                                    ============

================================================================================
Composition of Net Assets
Par value of shares of capital stock                                $     30,726
--------------------------------------------------------------------------------
Additional paid-in capital                                           547,120,826
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,121,836
--------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions              41,854,215
--------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                    97,206,084
                                                                    ------------
Net assets                                                          $687,333,687
                                                                    ============


                     16  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $457,612,938 and 20,445,918 shares of capital stock
outstanding)                                                              $22.38
Maximum offering price per share (net asset value plus sales
charge of 5.75% of offering price)                                        $23.75

--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $128,531,435 and 5,750,781 shares of capital
stock outstanding)                                                        $22.35

--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $18,703,306 and 846,392 shares of capital stock outstanding)    $22.10

--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $82,486,008 and 3,682,520 shares of
capital stock outstanding)                                                $22.40

See accompanying Notes to Financial Statements


                     17  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

===============================================================================
Investment Income
Dividends (net of foreign withholding taxes of $148)               $  4,425,715
-------------------------------------------------------------------------------
Interest                                                                912,834
                                                                   ------------
Total income                                                          5,338,549

===============================================================================
Expenses
Management fees--Note 4                                               1,918,497
-------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                 569,727
Class B                                                                 645,178
Class C                                                                  92,419
-------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4:
Class A                                                                 502,016
Class B                                                                 139,208
Class C                                                                  19,936
Class Y                                                                  61,075
-------------------------------------------------------------------------------
Shareholder reports                                                     116,728
-------------------------------------------------------------------------------
Legal, auditing and other professional fees                              19,508
-------------------------------------------------------------------------------
Directors' compensation--Note 1                                          15,040
-------------------------------------------------------------------------------
Custodian fees and expenses                                              11,932
-------------------------------------------------------------------------------
Accounting service fees--Note 4                                           7,500
-------------------------------------------------------------------------------
Insurance expenses                                                        4,896
-------------------------------------------------------------------------------
Registration and filing fees                                                109
-------------------------------------------------------------------------------
Other                                                                     3,272
                                                                   ------------
Total expenses                                                        4,127,041
Less expenses paid indirectly--Note 4                                    (3,096)
                                                                   ------------
Net expenses                                                          4,123,945

===============================================================================
Net Investment Income                                                 1,214,604

===============================================================================
Realized and Unrealized Gain
Net realized gain on investments                                     42,659,477
-------------------------------------------------------------------------------
Net change in unrealized appreciation or
  depreciation on investments                                        39,044,825
                                                                   ------------
Net realized and unrealized gain                                     81,704,302

===============================================================================
Net Increase in Net Assets Resulting from Operations               $ 82,918,906
                                                                   ============

See accompanying Notes to Financial Statements.


                     18  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Six Months Ended   Year Ended
                                                                  April 30, 1999     October 31,
                                                                  (Unaudited)        1998
==================================================================================================
Operations
Net investment income                                             $   1,214,604      $   5,192,851
--------------------------------------------------------------------------------------------------
Net realized gain                                                    42,659,477         28,715,807
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                39,044,825        (34,730,525)
                                                                  -------------      -------------
Net increase (decrease) in net assets resulting from operations      82,918,906           (821,867)

==================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income:
Class A                                                              (3,566,780)        (2,053,090)
Class B                                                                (140,809)          (205,567)
Class C                                                                 (19,129)           (16,094)
Class Y                                                              (1,510,261)          (722,961)
--------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                             (18,352,831)       (44,818,463)
Class B                                                              (5,096,702)       (10,405,845)
Class C                                                                (725,052)        (1,243,556)
Class Y                                                              (5,278,428)       (11,174,826)

==================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting
from capital stock transactions--Note 2:
Class A                                                             (29,816,182)       131,069,760
Class B                                                              (3,623,770)        52,155,257
Class C                                                                (802,733)         9,659,857
Class Y                                                             (61,109,737)        56,697,598

==================================================================================================
Net Assets
Total increase (decrease)                                           (47,123,508)       178,120,203
--------------------------------------------------------------------------------------------------
Beginning of period                                                 734,457,195        556,336,992
                                                                  -------------      -------------
End of period (including undistributed net investment
income of $1,121,836 and $5,144,211, respectively)                $ 687,333,687      $ 734,457,195
                                                                  =============      =============

See accompanying Notes to Financial Statements.


                     19  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                            Class A
                                            ----------------------------------------------------------------------------------------
                                            Six Months
                                            Ended
                                            April 30,
                                            1999           Year Ended October 31,                   Year Ended December 31,
                                            (Unaudited)    1998        1997          1996(4)        1995        1994         1993
===================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period        $   20.91      $   23.31   $   19.65     $   17.84      $   14.20   $  15.14    $ 14.20
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      .06            .16         .23(5)        .15            .25        .22        .30
Net realized and unrealized gain (loss)          2.44            .32        4.91(5)       1.88           4.88       (.32)      2.64
                                            ---------      ---------   ---------     ---------      ---------   --------    -------
Total income (loss) from investment
operations                                       2.50            .48        5.14          2.03           5.13       (.10)      2.94

-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income             (.17)          (.12)       (.07)         (.10)          (.25)      (.22)      (.30)
Distributions from net realized gain             (.86)         (2.76)      (1.41)         (.12)         (1.24)      (.62)     (1.70)
                                            ---------      ---------   ---------     ---------      ---------   --------    -------
Total dividends and distributions
to shareholders                                 (1.03)         (2.88)      (1.48)         (.22)         (1.49)      (.84)     (2.00)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $   22.38      $   20.91   $   23.31     $   19.65      $   17.84   $  14.20    $ 15.14
                                            =========      =========   =========     =========      =========   ========    =======

===================================================================================================================================
Total Return, at Net Asset Value(6)             12.06%          2.24%      27.60%        11.41%         36.40%     (0.65)%    20.91%

===================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $ 457,613      $ 456,264   $ 371,810     $ 180,784      $ 118,118   $ 78,390    $64,495
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 469,136      $ 442,138   $ 234,314     $ 135,940      $  98,063   $ 71,956    $54,682
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            0.43%(7)       0.84%       1.05%         1.01%(7)       1.53%      1.50%      1.95%
Expenses(8)                                      1.04%(7)       0.98%       1.07%         1.13%(7)       1.22%      1.02%      1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(9)                         62%           106%        103%           74%            70%        99%       100%

1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
3. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
4. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31, to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
5. Per share amounts calculated based on the average shares outstanding during the period.
6. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                     20  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Class B
----------------------------------------------------------------------------
Six Months
Ended                                                                 Period
April 30,                                                             Ended
1999                 Year Ended October 31,                           Dec. 31,
(Unaudited)          1998           1997             1996(4)          1995(3)
==============================================================================

$   20.83            $   23.32      $  19.77         $ 18.08          $ 17.83
-----------------------------------------------------------------------------

     (.04)                 .02           .09(5)          .05              .02
     2.44                  .30          4.91(5)         1.83             1.40
---------            ---------      --------         -------          -------

     2.40                  .32          5.00            1.88             1.42

-----------------------------------------------------------------------------

     (.02)                (.05)         (.04)           (.07)            (.02)
     (.86)               (2.76)        (1.41)           (.12)           (1.15)
---------            ---------      --------         -------          -------

     (.88)               (2.81)        (1.45)           (.19)           (1.17)
-----------------------------------------------------------------------------
$   22.35            $   20.83      $  23.32         $ 19.77          $ 18.08
=========            =========      ========         =======          =======

=============================================================================
    11.63%                1.47%        26.61%          10.43%            8.04%

=============================================================================

$ 128,531            $ 123,260      $ 83,291         $ 5,854          $   717
-----------------------------------------------------------------------------
$ 130,136            $ 110,240      $ 30,019         $ 2,903          $   306
-----------------------------------------------------------------------------

    (0.33)%(7)            0.08%         0.22%           0.22%(7)         0.21%(7)
     1.80%(7)             1.73%         1.84%           1.88%(7)         1.97%(7)
-----------------------------------------------------------------------------
       62%                 106%          103%             74%              70%

7. Annualized.
8. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
9. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $430,512,296 and $537,399,222, respectively.


                     21  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Financial Highlights  (Continued)
--------------------------------------------------------------------------------

                                               Class C
                                               --------------------------------------------------
                                               Six Months
                                               Ended          Year
                                               April 30,      Ended
                                               1999           Oct. 31,
                                               (Unaudited)    1998
==========================================================================
Per Share Operating Data
Net asset value, beginning of period           $  20.60       $  23.07
--------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       (.04)           .01
Net realized and unrealized gain (loss)            2.42            .31
                                               --------       --------
Total income (loss) from investment
operations                                         2.38            .32

--------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income               (.02)          (.03)
Distributions from net realized gain               (.86)         (2.76)
                                               --------       --------
Total dividends and distributions
to shareholders                                    (.88)         (2.79)
--------------------------------------------------------------------------
Net asset value, end of period                 $  22.10       $  20.60
                                               ========       ========

==========================================================================
Total Return, at Net Asset Value(6)               11.66%          1.47%

==========================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $ 18,703       $ 18,204
--------------------------------------------------------------------------
Average net assets (in thousands)              $ 18,639       $ 15,355
--------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             (0.33)%(7)      0.06%
Expenses(8)                                        1.80%(7)       1.73%
--------------------------------------------------------------------------
Portfolio turnover rate(9)                           62%           106%

1. For the period from December 16, 1996 (inception of offering) to October 31, 1997.
2. For the period from May 1, 1996 (inception of offering) to October 31, 1996.
3. For the period from October 2, 1995 (inception of offering) to December 31, 1995.
4. For the ten months ended October 31, 1996. The Fund changed its fiscal year end from December 31, to October 31. On March 18, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
5. Per share amounts calculated based on the average shares outstanding during the period.
6. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.


                     22  Oppenheimer Disciplined Value Fund

Class Y
-----------------------------------------------------------------------------
                            Six Months
                            Ended
                            April 30,
                            1999                Year Ended October 31,
 1997           1996(2)     (Unaudited)         1998             1997(1)
==============================================================================

 $  19.57       $ 18.79      $   20.97           $   23.34           $  20.31
-------------------------------------------------------------------------------

      .10(5)        .06            .30                 .22                .31(5)
     4.85(5)        .94           2.24                 .34               4.20(5)
 --------       -------      ---------           ---------           --------

     4.95          1.00           2.54                 .56               4.51

-------------------------------------------------------------------------------

     (.04)         (.10)          (.25)               (.17)              (.07)
    (1.41)         (.12)          (.86)              (2.76)             (1.41)
 --------       -------      ---------           ---------           --------

    (1.45)         (.22)         (1.11)              (2.93)             (1.48)
-------------------------------------------------------------------------------
 $  23.07       $ 19.57      $   22.40           $   20.97           $  23.34
 ========       =======      =========           =========           ========

===============================================================================
    26.64%         5.35%         12.22%               2.63%             23.62%

==============================================================================

 $ 10,243       $   715      $  82,486           $ 136,729           $ 90,994
------------------------------------------------------------------------------
 $  4,477       $   342      $ 113,785           $ 118,010           $ 51,775
------------------------------------------------------------------------------

     0.17%         0.04%(7)       0.81%(7)            1.19%              1.21%(7)
     1.86%         1.87%(7)       0.66%(7)            0.62%              0.78%(7)
------------------------------------------------------------------------------
      103%           74%            62%                106%               103%

7. Annualized.
8. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
9. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended April 30, 1999, were $430,512,296 and $537,399,222, respectively.

See accompanying Notes to Financial Statements.


                     23  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies

Oppenheimer Disciplined Value Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Investment Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses
(other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                     24  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
Directors' Compensation. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 1999, a provision of $3,063 was made for the Fund's projected benefit obligations and payments of $12,020 were made to retired directors, resulting in an accumulated liability of $90,876 as of April 30, 1999.

            The Board of Directors has adopted a deferred compensation plan for independent Directors that enables a Director to elect to defer receipt of all or a portion of annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds. Deferral of Directors' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

--------------------------------------------------------------------------------
Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

            The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     25  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
2. Shares of Capital Stock

The Fund has authorized 500 million of $0.001 par value shares of capital stock. Transactions in shares of capital stock were as follows:

                              Six Months Ended April 30, 1999      Year Ended October 31, 1998
                              -------------------------------      ---------------------------
                              Shares           Amount              Shares        Amount
----------------------------------------------------------------------------------------------
Class A:
Sold                           1,066,575       $  23,185,813        6,055,274    $ 134,355,655
Dividends and
distributions reinvested         978,806          21,318,412        1,943,840       40,173,794
Issued in connection
with the acquisition of
Oppenheimer LifeSpan
Growth Fund--Note 7                   --                  --        2,464,057       55,909,466
Redeemed                      (3,416,192)        (74,320,407)      (4,594,504)     (99,369,155)
                              ----------       -------------       ----------    -------------
Net increase (decrease)       (1,370,811)      $ (29,816,182)       5,868,667    $ 131,069,760
                              ==========       =============       ==========    =============

----------------------------------------------------------------------------------------------
Class B:
Sold                             765,748       $  16,584,890        2,774,749    $  61,540,380
Dividends and
distributions reinvested         231,756           5,052,275          487,844       10,101,800
Issued in connection
with the acquisition of
Oppenheimer LifeSpan
Growth Fund--Note 7                   --                  --          269,319        6,105,453
Redeemed                      (1,163,766)        (25,260,935)      (1,187,193)     (25,592,376)
                              ----------       -------------       ----------    -------------
Net increase (decrease)         (166,262)      $  (3,623,770)       2,344,719    $  52,155,257
                              ==========       =============       ==========    =============

----------------------------------------------------------------------------------------------
Class C:
Sold                             136,250       $   2,933,289          531,746    $  11,620,021
Dividends and
distributions reinvested          33,603             724,144           59,153        1,212,044
Issued in connection
with the acquisition of
Oppenheimer LifeSpan
Growth Fund--Note 7                   --                  --           67,517        1,513,732
Redeemed                        (207,141)         (4,460,166)        (218,753)      (4,685,940)
                              ----------       -------------       ----------    -------------
Net increase (decrease)          (37,288)      $    (802,733)         439,663    $   9,659,857
                              ==========       =============       ==========    =============

----------------------------------------------------------------------------------------------
Class Y:
Sold                             518,315       $  11,307,593        3,047,435    $  66,033,007
Dividends and
distributions reinvested         311,837           6,788,689          575,974       11,897,787
Redeemed                      (3,669,343)        (79,206,019)      (1,000,402)     (21,233,196)
                              ----------       -------------       ----------    -------------
Net increase (decrease)       (2,839,191)      $ (61,109,737)       2,623,007    $  56,697,598
                              ==========       =============       ==========    =============


                     26  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
3. Unrealized Gains and Losses on Investments

As of April 30, 1999, net unrealized appreciation on investments of $97,206,084 was composed of gross appreciation of $108,197,800, and gross depreciation of $10,991,716.

================================================================================
4. Management Fees and Other Transactions with Affiliates

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million and 0.45% of average annual net assets in excess of $400 million. The Fund's management fee for the six months ended April 30, 1999 was 0.53% of the average annual net assets for each class of shares.

            The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

            For the six months ended April 30, 1999, commissions (sales charges paid by investors) on sales of Class A shares totaled $452,004, of which $256,758 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class A, Class B and Class C shares totaled $32,696, $443,569 and $21,681, respectively. Amounts paid to an affiliated broker/dealer for Class B and Class C shares were $116,018 and $1,637, respectively. During the six months ended April 30, 1999, OFDI received contingent deferred sales charges of $9,876, $201,003 and $3,445, respectively, upon redemption of Class A, Class B and Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

            OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

            Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

            The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended April 30, 1999, OFDI paid $350,327 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.


                     27  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates  (continued)

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year for its services rendered in distributing Class B and Class C shares. OFDI also receives a service fee of 0.25% per year to compensate dealers for providing per sonal services for accounts that hold Class B and Class C shares. Each fee is computed on the average annual net assets of Class B or Class C shares, determined as of the close of each regular business day. During the six months ended April 30, 1999, OFDI paid $29,231 and $9,859, respectively, to an affiliated broker/dealer as compensation for Class B and Class C personal service and maintenance expenses and retained $535,067 and $52,500, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated. As of April 30, 1999, OFDI had incurred excess distribution and servicing costs of $3,123,277 for Class B and $211,674 for Class C.

================================================================================
5. Illiquid and Restricted Securities

As of April 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 1999, was $63,096, which represents 0.01% of the Fund's net assets.


                     28  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

================================================================================
6. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.35%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.0575% per annum.

            The Fund had no borrowings outstanding during the six months ended April 30, 1999.

================================================================================
7. Acquisition of Oppenheimer LifeSpan Growth Fund

On June 12, 1998, the Fund acquired all the net assets of Oppenheimer LifeSpan Growth Fund, pursuant to an agreement and plan of reorganization approved by the Oppenheimer LifeSpan Growth Fund shareholders on June 9, 1998. The Fund issued (at an exchange ratio of 0.522101 for Class A, 0.523202 for Class B, and 0.524279 for Class C of the Fund to one share of Oppenheimer LifeSpan Growth
Fund) 2,464,057, 269,319 and 67,517 shares of capital stock for Class A, Class B and Class C, respectively, valued at $55,909,466, $6,105,453 and $1,513,732, in exchange for the net assets, resulting in combined Class A net assets of $523,396,393, Class B net assets of $128,631,768 and Class C net assets of $19,081,033 on July 25, 1997. The net assets acquired included net unrealized appreciation of $4,184,576. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                     29  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
Oppenheimer Disciplined Value Fund
--------------------------------------------------------------------------------

A Series of Oppenheimer Series Fund, Inc.

================================================================================
Officers and Directors  Leon Levy, Chairman of the Board of Directors
                        Donald W. Spiro, Vice Chairman of the Board of Directors Bridget A. Macaskill, Director and President
                        Robert G. Galli, Director
                        Benjamin Lipstein, Director
                        Elizabeth B. Moynihan, Director
                        Kenneth A. Randall, Director
                        Edward V. Regan, Director
                        Russell S. Reynolds, Jr., Director
                        Pauline Trigere, Director
                        Clayton K. Yeutter, Director
                        Peter M. Antos, Vice President
                        Robert C. Doll, Jr., Vice President
                        Stephen F. Libera, Vice President
                        Michael C. Strathearn, Vice President
                        Kenneth B. White, Vice President
                        Arthur J. Zimmer, Vice President
                        Brian W. Wixted, Treasurer
                        Robert J. Bishop, Assistant Treasurer
                        Scott T. Farrar, Assistant Treasurer
                        Andrew J. Donohue, Secretary
                        Robert G. Zack, Assistant Secretary

================================================================================
Investment Advisor      OppenheimerFunds, Inc.

================================================================================
Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and            OppenheimerFunds Services
Shareholder
Servicing Agent

================================================================================
Custodian of            The Bank of New York
Portfolio Securities

================================================================================
Independent Auditors    KPMG LLP

================================================================================
Legal Counsel           Gordon Altman Butowsky Weitzen Shalov & Wein

                        The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                        This is a copy of a report to shareholders of Oppenheimer Disciplined Value Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Disciplined Value Fund. For material information concerning the Fund, see the Prospectus.

                        Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                     30  Oppenheimer Disciplined Value Fund

--------------------------------------------------------------------------------
OppenheimerFunds Family
--------------------------------------------------------------------------------

============================================================================================
Real Asset Funds
--------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

============================================================================================
Global Stock Funds
--------------------------------------------------------------------------------------------
Developing Markets Fund       International Growth Fund         Global Growth & Income Fund
International Small           Global Fund                       Europe Fund
  Company Fund                Quest Global Value Fund

============================================================================================
Stock Funds
--------------------------------------------------------------------------------------------
Enterprise Fund               MidCap Fund                       Growth Fund
Discovery Fund                Capital Appreciation Fund         Large Cap Growth Fund
Quest Small Cap Value Fund    Quest Capital Value Fund          Disciplined Value Fund
                                                                Quest Value Fund

============================================================================================
Stock & Bond Funds
--------------------------------------------------------------------------------------------
Main Street Growth &          Total Return Fund                 Multiple Strategies Fund
  Income Fund(1)              Quest Balanced                    Disciplined Allocation Fund
Quest Opportunity               Value Fund                      Convertible Securities Fund
  Value Fund                  Capital Income Fund(2)

============================================================================================
Taxable Bond Funds
--------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund              U.S. Government Trust
World Bond Fund               Strategic Income Fund             Limited-Term Government Fund
High Yield Fund               Bond Fund

============================================================================================
Municipal Bond Funds
--------------------------------------------------------------------------------------------
California Municipal Fund(3)  Pennsylvania Municipal Fund(3)    Rochester Division:
Florida Municipal Fund(3)     Municipal Bond Fund               Rochester Fund Municipals
New Jersey Municipal Fund(3)  Insured Municipal Fund            Limited Term New York
New York Municipal Fund(3)    Intermediate Municipal Fund         Municipal Fund

============================================================================================
Money Market Funds(4)
--------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

1. On 12/22/98, the Fund's name was changed from "Oppenheimer Main Street Income & Growth Fund."
2. On 4/1/99, the Fund's name was changed from "Oppenheimer Equity Income Fund."
3. Available only to investors in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1999 OppenheimerFunds, Inc. All rights reserved.


                     31  Oppenheimer Disciplined Value Fund

                        --------------------------------

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designed to make investing simple. Whether it's automatic investment plans,
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RS0375.001.0499  June 29, 1999